Trade and other payables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade and other payables

Note 23 Trade and other payables

Trade and other payables are detailed as follows:

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	352,122,659	–	420,602,049	–
Notes payable	9,515,145	88,596	1,043,743	20,945
Trade an other current payables	361,637,804	88,596	421,645,792	20,945
Withholdings payable	73,336,359	–	69,669,485	–
Trade accounts payable withholdings	73,336,359	–	69,669,485	–
Total	434,974,163	88,596	491,315,277	20,945